Trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($)	Dec. 31, 2022	Jun. 30, 2022
Trade and other payables [abstract]
Trade payables	$ 2,306,921	$ 1,524,174
Accrued And Other Payables	841,847	2,235,946
Total trade and other payables	$ 3,148,768	$ 3,760,120